STOCK-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

NOTE 9 - STOCK-BASED COMPENSATION

In connection with the Business Combination, the Company assumed the 2021 Omnibus Incentive Plan (the “2021 Omnibus Plan”), which was approved by LACQ’s board and subsequently LACQ’s stockholders at a special stockholder meeting on June 28, 2021. The 2021 Omnibus Plan provides for the conversion with existing terms of the 18,432 options outstanding under Former Ensysce stock plans and reserves for issuance an additional 4,166 shares for future awards under the 2021 Omnibus Plan. No further awards may be made under the Former Ensysce stock plans.

In January 2022, the 2021 Omnibus Plan was amended and restated to include an additional 12,500 shares available for future grant and to provide for future annual increases. In February 2023, the Company’s Board of Directors approved an annual increase of 26,725 shares available for future grant.

The Company recognized within general and administrative expense stock-based compensation expense of $41,336 and $198,000 for the three and nine months ended September 30, 2023 and $128,357 and $731,126 for the three and nine months ended September 30, 2022. The Company recognized stock-based compensation expense within research and development of $14,338 and $52,224 for the three and nine months ended September 30, 2023 and $28,791 and $124,034 for the three and nine months ended September 30, 2022.

Option Activity

There were no stock options granted during the nine months ended September 30, 2023. During the nine months ended September 30, 2022, the Company granted stock options to purchase an aggregate of 9,545 shares of common stock to employees, consultants, and members of the board of directors. The options vest over periods between zero and four years and have an exercise price of between $103.20 and $1,507.20 per share.

The following table summarizes the Company’s stock option activity during the nine months ended September 30, 2023:

		Weighted average
	Options	Exercise price	Remaining contractual life	Intrinsic value
Outstanding at December 31, 2022	26,334	$707.63	6.53	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Expired / Forfeited	(20)	770.40	-	-
Outstanding at September 30, 2023	26,314	$707.59	4.74	-
Exercisable at September 30, 2023	24,505	722.84	-	-
Vested and expected to vest	26,314	$707.59	4.74	-

Option Valuation

The fair value of each stock option granted has been determined using the Black-Scholes option-pricing model. The material assumptions used in the Black-Scholes model in estimating the fair value of the options granted for the periods presented were as follows (there were no grants issued in 2023):

Nine Months Ended September 30, 2022
Exercise price	$103.20 - 1,507.20
Expected stock price volatility	76.61 - 95.87%
Expected term (years)	5.19 - 10.00
Risk-free interest rate	1.52% - 3.14%
Expected dividend yield	0.00%

●	Expected stock-price volatility. The expected volatility is derived from the historical volatilities of publicly traded companies within the Company’s industry that the Company considers to be comparable to the Company’s business over a period approximately equal to the expected term.
●	Expected term. The expected term represents the period that the stock-based awards are expected to be outstanding. The Company’s historical share option exercise experience does not provide a reasonable basis upon which to estimate an expected term due to a lack of sufficient data. Therefore, the Company estimates the expected term for employees by using the simplified method provided by the Securities and Exchange Commission. The simplified method calculates the expected term as the average of the time-to-vesting and the contractual life of the options.
●	Risk-free interest rate. The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of grant for zero coupon U.S. Treasury notes with maturities approximately equal to the expected term.
●	Expected dividend yield. The expected dividend is assumed to be zero as the Company has never paid dividends and has no current plans to pay any dividends on the Company’s common stock.

The weighted-average grant date fair value of options granted during the nine months ended September 30, 2022 was $19.24.

As of September 30, 2023, the Company had an aggregate of $163,754 of unrecognized share-based compensation cost, which is expected to be recognized over the weighted average period of 1.32 years.

Restricted Stock Units

The following table summarizes the Company’s restricted stock units activity during the nine months ended September 30, 2023:

	Restricted Stock Units	Weighted average fair value
Outstanding at December 31, 2022	1,003	$120.02
Released	(938)	101.40
Cancelled	(2)	386.40
Outstanding at September 30, 2023	63	$388.80

There were no restricted stock units granted or forfeited during the nine months ended September 30, 2023. The remaining awards outstanding are subject to time-based vesting conditions and are scheduled to vest by December 2023. The estimated fair value of each of the restricted stock units was determined on the date of grant based on the closing price of the Company’s common stock on the previous trading date.

Shares Reserved for Future Issuance

The following shares of common stock are reserved for future issuance:

September 30, 2023
Awards outstanding under the 2021 Omnibus Incentive Plan	26,377
Awards available for future grant under 2021 Omnibus Incentive Plan	617,112
Warrants outstanding	4,929,996
Total shares of common stock reserved for future issuance	5,573,485

NOTE 9 - STOCK-BASED COMPENSATION

In 2016, Former Ensysce adopted the Ensysce Biosciences, Inc. 2016 Stock Incentive Plan (the “2016 Plan”). The 2016 Plan, as amended, allowed for the issuance of non-statutory stock options, incentive stock options and other equity awards to Former Ensysce’s employees, directors, and consultants.

In March 2019, Former Ensysce adopted the 2019 Directors Plan, which was amended in August 2020. The 2019 Directors Plan, as amended, allowed for the issuance of shares of Former Ensysce’s common stock pursuant to the grant of non-statutory stock options.

In addition to the 2016 Plan and the 2019 Directors Plan, the Company has two legacy equity incentive plans (the “Legacy Plans”). No additional equity awards may be made under the Legacy Plans and the outstanding options will expire if unexercised by certain dates through August 2024.

In connection with the Business Combination, the Company assumed the 2021 Omnibus Incentive Plan (the “2021 Omnibus Plan”), which was approved by LACQ’s board and subsequently LACQ’s stockholders at a special stockholder meeting on June 28, 2021. The 2021 Omnibus Plan provides for the conversion with existing terms of the 18,432 options outstanding under Former Ensysce stock plans and reserves for issuance an additional 4,166 shares for future awards under the 2021 Omnibus Plan. On January 26, 2022, the 2021 Omnibus Plan was amended and restated to include an additional 12,500 shares available for future grant and to provide for future annual increases. No further awards may be made under the Former Ensysce stock plans.

The Company recognized within general and administrative expense stock-based compensation expense of $919,056 and $121,764 for the year ended December 31, 2022 and 2021, respectively. During the year ended December 31, 2022 and 2021, the company recognized within research and development expense stock-based compensation expense of $152,787 and $0, respectively.

Ensysce Biosciences, Inc.

Notes to the Consolidated Financial Statements

Option Activity

During the year ended December 31, 2022, the Company granted stock options to purchase an aggregate of 114,550 shares of common stock to employees, consultants and members of the board of directors. The options vest over periods between zero and four years and have an exercise price of between $8.50 and $125.60 per share. There were no stock option grants in 2021.

The following table summarizes the Company’s stock option activity during the year ended December 31, 2022:

		Weighted average
	Options	Exercise price	Remaining contractual life	Intrinsic value
Outstanding at December 31, 2021	18,505	$576.70	6.00	$10,207,306
Granted	9,535	928.11	8.34	-
Exercised	-	-	-	-
Expired / Forfeited	(1,706)	519.62	-	-
Outstanding at December 31, 2022	26,334	707.63	6.53	-
Exercisable at December 31, 2022	23,258	738.89	6.19	-
Vested and expected to vest	26,334	707.63	6.53	-

Option Valuation

The fair value of each stock option granted has been determined using the Black-Scholes option-pricing model. The material assumptions used in the Black-Scholes model in estimating the fair value of the options granted for the periods presented were as follows (there were no grants issued in 2021):

December 31, 2022
Exercise price	$102.00-1,507.20
Expected stock price volatility	76.61% - 95.87%
Expected term (years)	5.19-10.00
Risk-free interest rate	1.52% - 3.14%
Expected dividend yield	0%

●	Expected stock-price volatility. The expected volatility is derived from the historical volatilities of comparable publicly traded companies within the Company’s industry over a period approximately equal to the expected term. The comparable companies were utilized as the Company’s stock does not have sufficient historical trading activity.

●	Expected term. The expected term represents the period that the stock-based awards are expected to be outstanding. The Company’s historical share option exercise experience does not provide a reasonable basis upon which to estimate an expected term due to a lack of sufficient data. Therefore, the Company estimates the expected term for employees by using the simplified method provided by the Securities and Exchange Commission. The simplified method calculates the expected term as the average of the time-to-vesting and the contractual life of the options.

●	Risk-free interest rate. The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of grant for zero coupon U.S. Treasury notes with maturities approximately equal to the expected term.

●	Expected dividend yield. The expected dividend is assumed to be zero as the Company has never paid dividends and has no current plans to pay any dividends on the Company’s common stock.

Ensysce Biosciences, Inc.

Notes to the Consolidated Financial Statements

The weighted-average grant date fair value of options granted during the year ended December 31, 2022 was $230.89. There were no options granted during the year ended December 31, 2021.

As of December 31, 2022, the Company had an aggregate of $361,863 of unrecognized share-based compensation cost, which is expected to be recognized over the weighted average period of 1.61 years.

Restricted Stock Units

The following table summarizes the Company’s restricted stock units activity during the year ended December 31, 2022:

	Restricted Stock Units	Weighted average fair value
Outstanding at December 31, 2021	-	$-
Granted	5,320	215.22
Released	(3,485)	294.29
Cancelled	(832)	-
Outstanding at December 31, 2022	1,003	$120.02

The remaining awards outstanding are subject to time-based vesting conditions and are scheduled to vest by December 2023. The estimated fair value of each of the Company’s restricted stock unit awards was determined on the date of grant based on the closing price of the Company’s common stock on the previous trading date.

Shares Reserved for Future Issuance

The following shares of common stock are reserved for future issuance:

December 31, 2022
Awards outstanding under the 2021 Omnibus Incentive Plan	27,337
Awards available for future grant under 2021 Omnibus Incentive Plan	4,569
2022 Notes outstanding	162,232
Warrants outstanding	668,970
Total shares of common stock reserved for future issuance	863,108